Financial instruments - Breakdown by category (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Financial instruments
Financial assets	$ 954,892	$ 1,310,320
Financial liabilities	2,085,722	1,920,432
Loans and financing
Financial instruments
Financial liabilities	1,508,557	1,424,867
Lease liabilities
Financial instruments
Financial liabilities	34,384
Derivative financial instruments
Financial instruments
Financial liabilities	21,818	14,223
Trade payables
Financial instruments
Financial liabilities	414,080	387,225
Confirming payable
Financial instruments
Financial liabilities	82,770	70,411
Use of public asset
Financial instruments
Financial liabilities	23,279	22,126
Related parties
Financial instruments
Financial liabilities	834	1,580
Cash and cash equivalents
Financial instruments
Financial assets	698,618	1,032,938
Financial investments
Financial instruments
Financial assets	58,775	92,233
Derivative financial instruments
Financial instruments
Financial assets	19,524	11,205
Trade accounts receivable
Financial instruments
Financial assets	177,231	173,204
Related parties
Financial instruments
Financial assets	744	740
Liabilities at amortized cost
Financial instruments
Financial liabilities	2,063,904	1,906,209
Liabilities at amortized cost | Loans and financing
Financial instruments
Financial liabilities	1,508,557	1,424,867
Liabilities at amortized cost | Lease liabilities
Financial instruments
Financial liabilities	34,384
Liabilities at amortized cost | Trade payables
Financial instruments
Financial liabilities	414,080	387,225
Liabilities at amortized cost | Confirming payable
Financial instruments
Financial liabilities	82,770	70,411
Liabilities at amortized cost | Use of public asset
Financial instruments
Financial liabilities	23,279	22,126
Liabilities at amortized cost | Related parties
Financial instruments
Financial liabilities	834	1,580
Liabilities at fair value through profit or loss
Financial instruments
Financial liabilities	19,300	10,155
Liabilities at fair value through profit or loss | Derivative financial instruments
Financial instruments
Financial liabilities	19,300	10,155
Liabilities at fair value through other comprehensive income
Financial instruments
Financial liabilities	2,518	4,068
Liabilities at fair value through other comprehensive income | Derivative financial instruments
Financial instruments
Financial liabilities	2,518	4,068
Assets at amortized cost
Financial instruments
Financial assets	108,739	22,886
Assets at amortized cost | Trade accounts receivable
Financial instruments
Financial assets	107,995	22,146
Assets at amortized cost | Related parties
Financial instruments
Financial assets	744	740
Assets at fair value through profit or loss
Financial instruments
Financial assets	843,878	1,283,114
Assets at fair value through profit or loss | Cash and cash equivalents
Financial instruments
Financial assets	698,618	1,032,938
Assets at fair value through profit or loss | Financial investments
Financial instruments
Financial assets	58,775	92,233
Assets at fair value through profit or loss | Derivative financial instruments
Financial instruments
Financial assets	17,249	6,885
Assets at fair value through profit or loss | Trade accounts receivable
Financial instruments
Financial assets	69,236	151,058
Assets at fair value through other comprehensive income
Financial instruments
Financial assets	2,275	4,320
Assets at fair value through other comprehensive income | Derivative financial instruments
Financial instruments
Financial assets	$ 2,275	$ 4,320